Background Information (Details) R / shares in Units, $ / shares in Units, $ in Thousands, R in Millions							3 Months Ended		9 Months Ended
	Nov. 13, 2024 ZAR (R)	Sep. 30, 2024 ZAR (R)	Sep. 23, 2024 shares	Aug. 28, 2024 ZAR (R)	Aug. 13, 2024 USD ($) $ / shares	Aug. 13, 2024 ZAR (R) R / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Nov. 13, 2024 USD ($) $ / shares	Nov. 13, 2024 R / shares	Aug. 28, 2024 USD ($)
Background Information (Details) [Line Items]
Distribution of interim dividends					$ 799,983				$ (799,983)	$ (447,979)
Dividends from profit reserves (in Rand) | R		R 3,900		R 1,500		R 4,400
Dividends per share | (per share)					$ 0.36	R 2
Aggregate principal amount													$ 275,800
Outstanding common shares (in Shares) | shares			113,396,357
Outstanding share capital			5.00%						0.47%	1.80%
Considering the exchange rate									$ 721,000
Cost of sales							$ 16,646,119	$ 16,465,034	48,597,318	$ 47,741,650
Exchange rate (in Rand)									(169,835)	$ (1,232)
Rio Grande do Sul [Member]
Background Information (Details) [Line Items]
Cost of sales							$ 13,000		$ 19,000
Subsequent Events [Member]
Background Information (Details) [Line Items]
Profit reserves											$ 381,776
Exchange rate (in Rand) | R	R 2,220
Profit reserves per share (in Dollars per share) | $ / shares											$ 0.17
Exchange rate per share (in Rand per share) | R / shares												R 1